Cost of revenues (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cost of Revenues [Line Items]
Shipping Cost	$ 2,402,700	$ 1,815,301	$ 1,164,812